Schedule of other receivables, net (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
Consideration receivable from divestment		$ 2,649,859	$ 2,649,859
Employee advances		123,932	133,092
Prepaid GST		24,717	24,717
Loan receivable	[1]		1,014,654
Other		17,558	49,407
Total		$ 2,816,066	$ 3,871,729

[1]	The loan was originally advanced when the borrower was a related party of the Group. The borrower ceased to be a related party in August 2024. Accordingly, the outstanding balance was classified as a third-party loan receivable as of December 31, 2025. The balance was fully repaid during the six months ended June 30, 2026.